PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	$ 7,773,812	$ 3,989,783	$ 1,387,986
Additions	18,957,544	6,685,067	3,028,331
Disposals	(23,590)	(2,056,437)
Impairment		(198,750)
Depreciation	(1,510,128)	(645,851)	(426,534)
Carrying amount, ending balance	25,197,638	7,773,812	3,989,783
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	6,188,697	2,822,765	922,118
Additions	15,996,078	5,745,871	2,077,794
Disposals	(23,590)	(2,056,437)
Impairment		(198,750)
Depreciation	(716,147)	(124,752)	(177,147)
Carrying amount, ending balance	21,445,038	6,188,697	2,822,765
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	1,585,115	1,167,018	465,868
Additions	2,961,466	939,196	950,537
Disposals	0	0
Impairment		0
Depreciation	(793,981)	(521,099)	(249,387)
Carrying amount, ending balance	3,752,600	1,585,115	1,167,018
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	8,991,509	4,578,475
Carrying amount, ending balance	27,795,122	8,991,509	4,578,475
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	6,508,437	3,034,599
Carrying amount, ending balance	22,350,584	6,508,437	3,034,599
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	2,483,072	1,543,876
Carrying amount, ending balance	5,444,538	2,483,072	1,543,876
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(1,217,697)	(588,692)
Carrying amount, ending balance	(2,597,484)	(1,217,697)	(588,692)
Accumulated depreciation, amortisation and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(319,740)	(211,834)
Carrying amount, ending balance	(905,546)	(319,740)	(211,834)
Accumulated depreciation, amortisation and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(897,957)	(376,858)
Carrying amount, ending balance	$ (1,691,938)	$ (897,957)	$ (376,858)